UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4576
                                                      --------

                                Bond Fund Series
                                ----------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             -------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                            PRINCIPAL
                                                                              AMOUNT             VALUE
                                                                         ---------------   ---------------
CONVERTIBLE CORPORATE BONDS AND NOTES--64.3%
CONSUMER DISCRETIONARY--6.3%
AUTOMOBILES--1.2%
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36 (1)                  $     5,000,000   $     4,312,500
                                                                         ---------------   ---------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                        5,000,000         5,506,250
                                                                         ---------------   ---------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Smith & Wesson Holding Corp., 4% Cv. Sr. Unsec. Nts., 12/15/26                 1,500,000         1,347,180
                                                                         ---------------   ---------------
MEDIA--2.0%
Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs., 3/30/23               2,000,000         1,990,000
                                                                         ---------------   ---------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                     5,000,000         5,362,500
                                                                                           ---------------
                                                                                                 7,352,500
                                                                                           ---------------
SPECIALTY RETAIL--1.2%
United Auto Group, Inc., 3.50% Cv. Sr. Sub. Nts., 4/1/26                       4,000,000         4,200,000
                                                                         ---------------   ---------------
CONSUMER STAPLES--4.3%
BEVERAGES--1.7%
Molson Coors Brewing Co., 2.50% Cv. Sr. Nts., 7/30/13                          5,000,000         6,168,750
                                                                         ---------------   ---------------
FOOD PRODUCTS--1.3%
Archer-Daniels-Midland Co., 0.875% Cv. Sr. Unsec. Nts., 2/15/14                4,000,000         4,665,000
                                                                         ---------------   ---------------
PERSONAL PRODUCTS--1.3%
Chattem, Inc.:
2% Cv. Sr. Nts., Series AI, 11/15/13 (1)                                       2,500,000         3,253,125
2% Cv. Sr. Unsec. Unsub. Nts., 11/15/13                                        1,000,000         1,301,250
                                                                                           ---------------
                                                                                                 4,554,375
                                                                                           ---------------
ENERGY--6.5%
ENERGY EQUIPMENT & SERVICES--4.9%
Cameron International Corp., 2.50% Cv. Sr. Unsec. Nts., 6/15/26 (1)            4,000,000         5,625,000
                                                                         ---------------   ---------------
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23                          2,000,000         4,417,500
                                                                         ---------------   ---------------
Transocean, Inc., 1.50% Cv. Sr. Unsec. Unsub. Nts., Series B, 12/15/37         7,000,000         7,708,750
                                                                                           ---------------
                                                                                                17,751,250
                                                                                           ---------------
OIL, GAS & CONSUMABLE FUELS--1.6%
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66                5,000,000         5,700,000
                                                                         ---------------   ---------------
FINANCIALS--3.9%
COMMERCIAL BANKS--0.5%
National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11                            2,000,000         1,652,500
                                                                         ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS--2.5%
Prologis Trust, 2.25% Cv. Sr. Unsec. Nts., 4/1/37 (1)                          5,000,000         4,768,750
                                                                         ---------------   ---------------
Rayonier TRS Holdings, Inc., 3.75% Cv. Sr. Nts., 10/15/12 (1)                  4,000,000         4,215,000
                                                                                           ---------------
                                                                                                 8,983,750
                                                                                           ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11 (1)                   4,000,000         3,392,400

                  1 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                                    PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                   -----------   -----------
HEALTH CARE--15.3%
BIOTECHNOLOGY--4.2%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13 (1)                                       $ 4,000,000   $ 3,490,000
                                                                                   -----------   -----------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 (1)                                       4,000,000     4,655,000
                                                                                   -----------   -----------
Gilead Sciences, Inc.:
0.50% Cv. Sr. Nts., 5/1/11 (1)                                                       3,000,000     4,267,500
0.50% Cv. Sr. Nts., 5/1/11                                                           2,000,000     2,845,000
                                                                                                 -----------
                                                                                                  15,257,500
                                                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
Beckman Coulter, Inc.:
2.50% Cv. Sr. Sub. Nts., 12/15/36 (1)                                                3,000,000     3,296,250
2.50% Cv. Sr. Unsec. Nts., 12/15/36 (1)                                              1,000,000     1,098,750
                                                                                   -----------   -----------
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37 (2)                           4,500,000     4,348,125
                                                                                   -----------   -----------
Integra LifeSciences Holdings Corp., 2.375% Cv. Sr. Nts., 6/1/12 (1)                 2,000,000     1,862,500
                                                                                   -----------   -----------
Medtronic, Inc., 1.50% Cv. Sr. Unsec. Nts., 4/15/11                                  5,500,000     5,823,125
                                                                                                 -----------
                                                                                                  16,428,750
                                                                                                 -----------
LIFE SCIENCES TOOLS & SERVICES--1.7%
Fisher Scientific International, Inc., 3.25% Cv. Sr. Unsec. Sub. Nts., 3/1/24        4,000,000     6,225,000
                                                                                   -----------   -----------
PHARMACEUTICALS--4.8%
Allergan, Inc., 1.50% Cv. Nts., 4/1/26 (1)                                           4,000,000     4,430,000
                                                                                   -----------   -----------
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32                      3,000,000     2,733,750
                                                                                   -----------   -----------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A, 2/1/24 (cv.
into ADRs of Teva Pharmaceutical Industries Ltd.)                                    5,000,000     6,231,250
                                                                                   -----------   -----------
Wyeth, 3.581% Cv. Sr. Unsec. Nts., 1/15/24 (2)                                       4,000,000     4,031,880
                                                                                                 -----------
                                                                                                  17,426,880
                                                                                                 -----------
INDUSTRIALS--11.6%
AEROSPACE & DEFENSE--4.4%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11 (1)                      5,000,000     6,212,500
                                                                                   -----------   -----------
L-3 Communications Corp., 3% Cv. Sr. Unsec. Bonds, 8/1/35                            4,000,000     5,015,000
                                                                                   -----------   -----------
Lockheed Martin Corp., 2.815% Cv. Sr. Nts., 8/15/33 (2)                              3,500,000     4,811,100
                                                                                                 -----------
                                                                                                  16,038,600
                                                                                                 -----------
AIRLINES--0.7%
UAL Corp., 5% Cv. Bonds, 2/1/21                                                      3,000,000     2,553,750
                                                                                   -----------   -----------
COMMERCIAL SERVICES & SUPPLIES--3.1%
Covanta Holding Corp., 1% Cv. Unsec. Debs., 2/1/27                                   5,000,000     5,562,500
                                                                                   -----------   -----------
Waste Connections, Inc., 3.75% Cv. Sr. Unsec. Nts., 4/1/26                           5,000,000     5,556,250
                                                                                                 -----------
                                                                                                  11,118,750
                                                                                                 -----------
CONSTRUCTION & ENGINEERING--0.7%
Quanta Services, Inc., 3.75% Cv. Sub. Nts., 4/30/26                                  2,000,000     2,532,500
                                                                                   -----------   -----------
ELECTRICAL EQUIPMENT--1.1%
General Cable Corp., 1% Cv. Sr. Nts., 10/15/12 (1)                                   4,000,000     3,965,000
                                                                                   -----------   -----------
MACHINERY--1.6%
Danaher Corp., 1.121% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21 (3)    5,000,000     5,662,500
                                                                                   -----------   -----------
SystemOne Technologies, Inc.: 2.888% Cv. Sub. Nts., 12/31/06 (4,5,6)                 3,931,593        39,316

                  2 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                       PRINCIPAL
                                                                        AMOUNT             VALUE
                                                                    ---------------   ---------------
MACHINERY CONTINUED
8.25% Cv. Sub. Nts., 12/31/06 (4,5,6)                               $     3,212,132   $        32,121
                                                                                      ---------------
                                                                                            5,733,937
                                                                                      ---------------
INFORMATION TECHNOLOGY--12.4%
COMMUNICATIONS EQUIPMENT--0.8%
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield
Puttable Securities,5/15/23 (3)                                           3,000,000         3,097,500
                                                                    ---------------   ---------------
COMPUTERS & PERIPHERALS--1.3%
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11 (1)                                4,000,000         4,725,000
                                                                    ---------------   ---------------
INTERNET SOFTWARE & SERVICES--1.0%
VeriSign, Inc., 3.25% Cv. Jr. Unsec. Sub. Debs., 8/15/37 (1)              3,000,000         3,540,000
                                                                    ---------------   ---------------
IT SERVICES--1.8%
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23         3,000,000         4,098,750
                                                                    ---------------   ---------------
VeriFone Holdings, Inc., 1.375% Cv. Sr. Nts., 6/15/12 (1)                 3,000,000         2,362,500
                                                                                      ---------------
                                                                                            6,461,250
                                                                                      ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.5%
Advanced Micro Devices, Inc., 6% Cv. Sr. Nts., 5/1/15 (1)                 4,000,000         2,535,000
                                                                    ---------------   ---------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock) (6)                    5,000,000         5,075,000
                                                                    ---------------   ---------------
Intel Corp.:
2.95% Cv. Unsec. Sub. Debs., 12/15/35 (1)                                 4,000,000         3,945,000
2.95% Cv. Unsec. Sub. Debs., 12/15/35                                     2,000,000         1,972,500
                                                                    ---------------   ---------------
Xilinx, Inc., 3.125% Cv. Jr. Unsec. Sub. Debs., 3/15/37 (1)               3,000,000         2,722,500
                                                                                      ---------------
                                                                                           16,250,000
                                                                                      ---------------
SOFTWARE--3.0%
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Sub. Debs., 1/15/24                   3,000,000         2,973,750
                                                                    ---------------   ---------------
Sybase, Inc., 1.75% Cv. Sub. Nts., 2/22/25                                2,000,000         2,347,500
                                                                    ---------------   ---------------
Symantec Corp., 0.75% Cv. Sr. Unsec. Nts., 6/15/11                        5,000,000         5,350,000
                                                                                      ---------------
                                                                                           10,671,250
                                                                                      ---------------
MATERIALS--0.7%
METALS & MINING--0.7%
Newmont Mining Corp., 1.625% Cv. Sr. Nts., 7/15/17 (1)                    2,000,000         2,452,500
                                                                    ---------------   ---------------
TELECOMMUNICATION SERVICES--2.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Level 3 Communications, Inc., 2.875% Cv. Sub. Nts., 7/15/10               3,000,000         2,111,250
                                                                    ---------------   ---------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
NII Holdings, Inc., 2.75% Cv. Sr. Unsec. Nts., 8/15/25                    5,000,000         4,975,000
                                                                    ---------------   ---------------
UTILITIES--1.3%
MULTI-UTILITIES--1.3%
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                            4,000,000         4,540,000
                                                                                      ---------------
Total Convertible Corporate Bonds and Notes (Cost $235,500,608)                           231,690,872

                                                                            SHARES
                                                                            -------
PREFERRED STOCKS--26.7%
CONSUMER DISCRETIONARY--2.3%
AUTOMOBILES--1.6%
General Motors Corp., 6.25% Cv. Sr. Unsec. Debs., Series C, Non-Vtg.        350,000         5,775,000

                  3 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                                    SHARES        VALUE
                                                                                   --------   -------------
MEDIA--0.7%
Interpublic Group of Cos., Inc. (The), 5.25% Cv. Unsec.,
Series B (1)                                                                          3,000   $   2,542,500
                                                                                   --------   -------------
CONSUMER STAPLES--0.9%
FOOD PRODUCTS--0.9%
Bunge Ltd., 5.125% Cv., Non-Vtg.                                                      4,000       3,405,200
                                                                                   --------   -------------
ENERGY--4.1%
OIL, GAS & CONSUMABLE FUELS--4.1%
Chesapeake Energy Corp., 5% Cum. Cv., Non-Vtg. (1)                                   60,000       7,845,756
                                                                                   --------   -------------
El Paso Corp., 4.99% Cv.                                                              5,000       6,800,000
                                                                                              -------------
                                                                                                 14,645,756
                                                                                              -------------
FINANCIALS--10.0%
CAPITAL MARKETS--1.7%
Affiliated Managers Group, Inc., 5.10% Cv. (1)                                      120,000       5,047,500
                                                                                   --------   -------------
E*TRADE Financial Corp., 6.125% Cum. Cv.                                            200,000       1,140,000
                                                                                              -------------
                                                                                                  6,187,500
                                                                                              -------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
Bank of America Corp., 7.25% Non-Cum. Cv.                                             6,000       6,198,000
                                                                                   --------   -------------
Citigroup Funding, Inc., 5.02% Cv., Series GNW                                      100,000       2,308,000
                                                                                   --------   -------------
Citigroup, Inc., 6.50% Cv., Series T, Non-Vtg.                                       90,000       4,273,200
                                                                                              -------------
                                                                                                 12,779,200
                                                                                              -------------
INSURANCE--3.1%
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well as a stock
purchase contract to purchase MetLife, Inc., Series A and Series B) (7)             200,000       5,940,000
                                                                                   --------   -------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A                               170,000       5,139,100
                                                                                              -------------
                                                                                                 11,079,100
                                                                                              -------------
REAL ESTATE INVESTMENT TRUSTS--1.1%
Simon Property Group, Inc., 6% Cv., Non-Vtg                                          50,000       3,794,000
                                                                                   --------   -------------
THRIFTS & MORTGAGE FINANCE--0.6%
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase shares of
Washington Mutual, Inc.), Non-Vtg. (7)                                               75,000       2,130,000
                                                                                   --------   -------------
HEALTH CARE--0.6%
PHARMACEUTICALS--0.6%
Schering-Plough Corp., 6% Cv.                                                        15,000       2,297,850
                                                                                   --------   -------------
INDUSTRIALS--0.8%
ROAD & RAIL--0.8%
Kansas City Southern, Inc., 5.125% Cum. Cv., Non-Vtg.                                 2,000       2,932,300
                                                                                   --------   -------------
INFORMATION TECHNOLOGY--1.0%
COMMUNICATIONS EQUIPMENT--1.0%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                         5,000       3,500,000
                                                                                   --------   -------------
MATERIALS--2.8%
CHEMICALS--0.7%
Celanese Corp., 4.25% Cum. Cv.                                                       50,000       2,530,500

                  4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    SHARES           VALUE
                                                                  ----------     -------------
METALS & MINING--2.1%
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg.             40,000     $   5,618,000
                                                                  ----------     -------------
Vale Capital Ltd., 5.50% Cv.                                          30,000         1,993,125
                                                                                 -------------
                                                                                     7,611,125
                                                                                 -------------
TELECOMMUNICATION SERVICES--1.2%
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Crown Castle International Corp., 6.25% Cv.                           80,000         4,490,000
                                                                  ----------     -------------
UTILITIES--3.0%
ELECTRIC UTILITIES--1.5%
Entergy Corp., 7.625% Cv.                                             80,000         5,220,800
                                                                  ----------     -------------
ENERGY TRADERS--1.5%
NRG Energy, Inc., 5.75% Cv.                                           16,000         5,415,000
                                                                                 -------------
Total Preferred Stocks (Cost $99,767,691)                                           96,335,831
                                                                                 -------------
COMMON STOCKS--3.9%
Altria Group, Inc.                                                    60,000         1,332,000
                                                                  ----------     -------------
General Electric Co.                                                 120,000         4,441,200
                                                                  ----------     -------------
Johnson & Johnson                                                     80,000         5,189,601
                                                                  ----------     -------------
Philip Morris International, Inc. (4)                                 60,000         3,034,800
                                                                  ----------     -------------
SystemOne Technologies, Inc. (4,6)                                   197,142             5,914
                                                                                 -------------
Total Common Stocks  (Cost $12,546,643)                                             14,003,515
                                                                                 -------------
INVESTMENT COMPANIES--5.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% (8,9) (Cost $19,356,625)                                    19,356,625        19,356,625
                                                                  ----------     -------------

Total Investments, at Value (Cost $367,171,567)                        100.3%      361,386,843
                                                                  ----------     -------------
Liabilities in Excess of Other Assets                                   (0.3)         (994,798)
                                                                  ----------     -------------
Net Assets                                                             100.0%    $ 360,392,045
                                                                  ==========     =============

--------------
FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $96,562,531 or 26.79% of the Fund's net assets as of March 31, 2008.

2. Represents the current interest rate for a variable or increasing rate security.

3.    Zero coupon bond reflects effective yield on the date of purchase.

4.    Non-income producing security.

5.    Issue is in default. See accompanying Notes.

6. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $5,152,351, which represents 1.43% of the Fund's net assets. See accompanying Notes

7. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

8.    Rate shown is the 7-day yield as of March 31, 2008.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES             GROSS             GROSS             SHARES
                                                        DECEMBER 31, 2007     ADDITIONS         REDUCTIONS      MARCH 31, 2008
                                                        -----------------     ----------        ----------      ---------------
Oppenheimer Institutional Money Market Fund, Cl. E        13,392,345          35,011,879        29,047,599        19,356,625

                                                                                                                   DIVIDEND
                                                                                                   VALUES           INCOME
                                                                                                -------------   ---------------
Oppenheimer Institutional Money Market Fund, Cl. E                                              $  19,356,625     $  165,526

VALUATION INPUTS

                  5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                   SECURITIES       INSTRUMENTS*
---------------------------------------------  --------------   ---------------
Level 1 - Quoted Prices                        $  42,822,226    $          --
Level 2 - Other Significant Observable Inputs    318,487,266               --
Level 3 - Significant Unobservable Inputs             77,351               --
                                               -------------    -------------
    TOTAL                                      $ 361,386,843    $          --
                                               =============    =============

--------------
*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is

                  6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of $71,437, representing 0.02% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary

                  7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities         $ 368,556,666
                                       ==============

Gross unrealized appreciation          $  29,393,668
Gross unrealized depreciation            (36,563,491)
                                       --------------
Net unrealized depreciation            $  (7,169,823)
                                       ==============

                  8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series

By:  /s/ John V. Murphy
     ---------------------------
     John V. Murphy
     Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John V. Murphy
     ---------------------------
     John V. Murphy
     Principal Executive Officer

Date: 05/14/2008

By:  /s/ Brian W. Wixted
     ---------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 05/14/2008